Regulation and Rates (Details) (USD $)	3 Months Ended								5 Months Ended	12 Months Ended								1 Months Ended										12 Months Ended					12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011	Jun. 13, 2011	Dec. 31, 2010	Nov. 09, 2009 MW	Nov. 08, 2009 MW	Sep. 30, 2009	Jan. 17, 2012 Subsequent Event	Mar. 31, 2011 PUGET SOUND ENERGY, INC.	Dec. 31, 2011 PUGET SOUND ENERGY, INC.		Dec. 31, 2010 PUGET SOUND ENERGY, INC.		May 14, 2012 PUGET SOUND ENERGY, INC.	Jun. 30, 2010 PUGET SOUND ENERGY, INC.	Apr. 02, 2010 PUGET SOUND ENERGY, INC.	Dec. 22, 2009 PUGET SOUND ENERGY, INC.	Jan. 31, 2012 PUGET SOUND ENERGY, INC. Subsequent Event	Jan. 06, 2012 PUGET SOUND ENERGY, INC. Subsequent Event	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Renewable energy credits		Dec. 31, 2010 PUGET SOUND ENERGY, INC. Renewable energy credits		Jun. 30, 2010 PUGET SOUND ENERGY, INC. Renewable energy credits		Mar. 31, 2010 PUGET SOUND ENERGY, INC. Renewable energy credits		Dec. 31, 2011 PUGET SOUND ENERGY, INC. Mint Farm Electric Generating Station	Apr. 02, 2010 PUGET SOUND ENERGY, INC. Deferrel of Settlement Payment	May 21, 2008 PUGET SOUND ENERGY, INC. Deferrel of Settlement Payment	Apr. 02, 2010 PUGET SOUND ENERGY, INC. Recovery of Interest Due to the Internal Revenue Service	Apr. 02, 2010 PUGET SOUND ENERGY, INC. Accounting Treatment and Amortization Related to Payments Received for Taking Assignment of Westcoast Pipeline Capacity	Dec. 31, 2011 PUGET SOUND ENERGY, INC. Baker Dam licensing operating and maintenance costs	Dec. 31, 2010 PUGET SOUND ENERGY, INC. Renewable Energy Credit Proceeds to Offset Wholesale Energy Sales	May 14, 2012 PUGET SOUND ENERGY, INC. Electric	Sep. 01, 2011 PUGET SOUND ENERGY, INC. Electric	Jun. 13, 2011 PUGET SOUND ENERGY, INC. Electric	Apr. 02, 2010 PUGET SOUND ENERGY, INC. Electric	Jan. 17, 2012 PUGET SOUND ENERGY, INC. Electric Subsequent Event	Jun. 28, 2012 PUGET SOUND ENERGY, INC. Natural Gas	May 14, 2012 PUGET SOUND ENERGY, INC. Natural Gas	Jun. 13, 2011 PUGET SOUND ENERGY, INC. Natural Gas	Apr. 26, 2011 PUGET SOUND ENERGY, INC. Natural Gas	Mar. 14, 2011 PUGET SOUND ENERGY, INC. Natural Gas	Apr. 02, 2010 PUGET SOUND ENERGY, INC. Natural Gas	Jan. 17, 2012 PUGET SOUND ENERGY, INC. Natural Gas Subsequent Event
Regulatory Assets [Line Items]
American Recovery and Reinvestment Tax Act of 2009, Grant, Approved Pass Back Rate										0.1
Public Utilities, Rate Case, Requested Weighted Cost of Capital, Before Tax			8.42%					8.26%																													8.42%		8.26%
Public Utilities, Rate Case, Requested Weighted Cost of Capital, After Tax			7.29%					7.17%																													7.29%		7.17%
Public Utilities, Rate Case, Requested Rate Increase																			$ 3,800,000																	$ 152,300,000			$ 126,000,000			$ 31,900,000	$ 1,900,000			$ 28,600,000
Public Utilities, Rate Case, Requested Rate Increase, Percentage																																										3.00%	0.20%
Public Utilities, Rate Case, Deferred Storm Costs Threshold		8,000,000
Rate Case, Approved Effective Return on Equity			10.80%					10.75%						9.80%		10.10%																					10.80%
Public Utilities, Rate Case, Increase (Decrease) in Requested Rate Increase								3,300,000																															26,300,000
Storm Damage Costs Incurred During Period										4,600,000		23,500,000						65,000,000
Storm Damage Costs Deferred During Period										0		14,000,000						55,600,000
Rate Case, Approved Effective Annual Rate Increase																																			63,300,000		160,700,000	74,100,000			13,400,000			19,000,000	10,100,000
Public Utilities, Rate Case, Approved Effective Weighted Cost of Capital														7.80%		8.10%																						8.10%
Public Utilities, Rate Case, Approved Effective Annual Rate Percentage Increase																																			3.20%	7.70%	8.10%	3.70%			1.30%			1.80%	0.80%
Public Utilities, Rate Case, Requested Common Equity in Capital Structure			48.00%																																				10.75%
Public Utilities, Rate Case, Approved Effective Common Equity in Capital Structure, Before Tax														48.00%		46.00%																					48.00%	46.00%
Public Utilities, Rate Case, Approved Effective Common Equity in Capital Structure, After Tax																																						10.10%
Accounting Petition, Requested Amount							28,700,000																							10,700,000				21,100,000
Accounting Petition, Condition of Approval, Minimum Incremental Costs																																	5,000,000
Accounting Petition, Increase (Decrease) in Regulatory Liabilities Due to Regulatory Order	(17,800,000)
Regulatory Liabilities		955,001,000		1,065,156,000						366,847,000	[1]	296,884,000	[1]							2,780,000	[2]	48,493,000	[2]	3,300,000	[2]	21,100,000	[2]
Production Tax Credit, Suspension, Increase in Rates															1.70%
Accounting Petition, Joint Proposal, Rate Increase (Decrease) During Period									27,700,000
Accounting Petition, Joint Proposal, Rate Increase (Decrease) During Period, Percentage									2.90%
Facility Power Capacity					273	229
American Recovery and Reinvestment Tax Act of 2009, Grant Requested Amount																	28,700,000
American Recovery and Reinvestment Tax Act of 2009, Grant, Amortization Period Included in Customer Pass Through										23 months
American Recovery and Reinvestment Tax Act of 2009, Grant, Overall Average Rate Reduction										0.30%
American Recovery and Reinvestment Tax Act of 2009, Grant Pass Through Amount										5,500,000
Accounting Petition, Approved Amount																													8,400,000			7,500,000
Regulatory Noncurrent Asset, Amortization Period																												P15Y
Regulatory Assets		901,545,000		1,048,589,000						848,143,000	[1]	887,614,000	[1]															26,300,000
Accounting Petition, Requested Amortization Period							10 years
Accounting Petition, Denied Amount																															6,900,000
Accounting Petition, Approved Effective Increase (Decrease) to Revenue																																								6,900,000
Accounting Petition, Approved Effective Increase (Decrease) to Conservation Amortization Expense																																								$ 6,600,000

[1]	Puget Energy’s regulatory assets and liabilities include purchase accounting adjustments as a result of the merger. For additional information, see Note 3.
[2]	Amortization periods vary depending on timing of underlying transactions or awaiting regulatory approval in a future Washington Utilities and Transportation Commission (Washington Commission) rate proceeding.